Acquisitions (Tables)	12 Months Ended
Sep. 30, 2013
Acquisitions [Abstract]
Purchase price allocation, opening balance
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed by major class of assets and liabilities as of the acquisition date, as well as adjustments made during fiscal 2012 (referred to as “measurement period adjustments”) (in millions):

	Amounts Recognized as of Acquisition Date(1)	Measurement Period Adjustments(2)	Amounts Recognized as of Acquisition Date (as adjusted)(3)
Current assets, net of cash acquired	$1,459.5	$(6.8)	$1,452.7
Property, plant and equipment	4,391.4	(12.1)	4,379.3
Goodwill	1,091.6	(10.9)	1,080.7
Intangible assets	691.4	21.7	713.1
Other long-term assets	95.5	19.0	114.5
Total assets acquired	7,729.4	10.9	7,740.3

Current portion of debt	9.4	—	9.4
Current liabilities	816.7	6.6	823.3
Long-term debt due after one year	1,171.1	—	1,171.1
Accrued pension and other long-term benefits	1,205.8	(4.1)	1,201.7
Noncontrolling interest and other long-term liabilities	787.8	8.4	796.2
Total liabilities and noncontrolling interest assumed	3,990.8	10.9	4,001.7

Net assets acquired	$3,738.6	$—	$3,738.6

(1)	As previously reported in the Notes to Consolidated Financial Statements included in our Fiscal 2011 Form 10-K.

(2)
The measurement period adjustments recorded in fiscal 2012 did not have a significant impact on our condensed consolidated statements of income for any period of fiscal 2012 or 2011. In addition, these adjustments did not have a significant impact on our condensed consolidated balance sheet as of September 30, 2011. Therefore, we recorded the cumulative impact in fiscal 2012 and did not retrospectively adjust the comparative 2011 financial information presented herein.

(3)
The measurement period adjustments were due primarily to refinements of third party appraisals related to certain property, plant and equipment and intangible assets and related estimated useful lives as well as adjustments to certain tax accounts based on among other things, adjustments to deferred tax liabilities including the recent appraisal adjustments, analysis of the tax basis of acquired assets and liabilities and other tax adjustments. The net impact of the measurement period adjustments resulted in a net decrease to goodwill.

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
The following table summarizes the weighted average life and gross carrying amount relating to intangible assets recognized in the Smurfit-Stone Acquisition, excluding goodwill (in millions, except weighted avg. life):

	Weighted Avg. Life	Gross Carrying Amount
Customer relationships	10.5	$663.0
Favorable contracts	6.9	23.5
Technology and patents	8.0	13.3
Trademarks and tradenames	3.5	10.3
Non-compete agreements	2.0	3.0
Total	10.2	$713.1

Schedule of pro forma information related to acquisition
The following unaudited pro forma information reflects our consolidated results of operations as if the acquisition had taken place on October 1, 2009. The unaudited pro forma information is not necessarily indicative of the results of operations that we would have reported had the transaction actually occurred at the beginning of these periods nor is it necessarily indicative of future results. The unaudited pro forma financial information does not reflect the impact of future events that may occur after the acquisition, including, but not limited to, anticipated costs savings from synergies or other operational improvements (in millions).

Year Ended September 30,
2011
(Unaudited)
Net sales	$9,574.5
Net income attributable to Rock-Tenn Company shareholders	$341.1